Pension Plans and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
The following tables set forth the status of the defined benefit pension and other post-retirement benefit plans:

	2019			2018
Pension		Other post-retirement	Total	Pension	Other post-retirement	Total
Change in defined benefit obligations:
Defined benefit obligation, January 1	$3,458	$262	$3,720	$3,661	$268	$3,929
Current service cost	52	5	57	54	5	59
Interest cost	123	10	133	118	9	127
Actuarial losses (gains)	360	20	380	(253)	(11)	(264)
Benefits paid	(158)	(14)	(172)	(180)	(15)	(195)
Curtailment losses (gains)	1	—	1	—	—	—
Plan amendments	—	—	—	(1)	—	(1)
Foreign exchange rate movement	(31)	(4)	(35)	59	6	65
Defined benefit obligation, December 31	$3,805	$279	$4,084	$3,458	$262	$3,720
Change in plan assets:
Fair value of plan assets, January 1	$3,253	$—	$3,253	$3,301	$—	$3,301
Administrative expense	(1)	—	(1)	(1)	—	(1)
Interest income on plan assets	115	—	115	105	—	105
Return on plan assets (excluding amounts included in net interest expense)	306	—	306	(156)	—	(156)
Employer contributions	111	14	125	127	15	142
Benefits paid	(158)	(14)	(172)	(180)	(15)	(195)
Foreign exchange rate movement	(30)	—	(30)	57	—	57
Fair value of plan assets, December 31	$3,596	$—	$3,596	$3,253	$—	$3,253
Amounts recognized on Statement of Financial Position:
Fair value of plan assets	$3,596	$—	$3,596	$3,253	$—	$3,253
Defined benefit (obligation)	(3,805)	(279)	(4,084)	(3,458)	(262)	(3,720)
Net recognized (liability) asset, December 31	$(209)	$(279)	$(488)	$(205)	$(262)	$(467)

Schedule of Net Benefit Expense

Components of net benefit expense recognized:
Current service cost	$52	$5	$57	$54	$5	$59
Administrative expense	1	—	1	1	—	1
Net interest expense (income)	8	10	18	13	9	22
Curtailment losses (gains)	1	—	1	—	—	—
Plan amendments	—	—	—	(1)	—	(1)
Other long-term employee benefit losses (gains)	—	5	5	—	(3)	(3)
Net benefit expense	$62	$20	$82	$67	$11	$78

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Remeasurement of net recognized (liability) asset:
Return on plan assets (excluding amounts included in net interest expense)	$306	$—	$306	$(156)	$—	$(156)
Actuarial gains (losses) arising from changes in demographic assumptions	28	1	29	7	(2)	5
Actuarial gains (losses) arising from changes in financial assumptions	(393)	(18)	(411)	241	8	249
Actuarial gains (losses) arising from experience adjustments	5	2	7	5	2	7
Foreign exchange rate movement	2	4	6	(2)	(2)	(4)
Components of defined benefit costs recognized in Other comprehensive income (loss)	$(52)	$(11)	$(63)	$95	$6	$101

Schedule of Assumptions Used

	2019			2018
	Canada %	UK %	U.S. %	Canada %	UK %	U.S. %
To determine defined benefit obligation at end of year:
Discount rate for pension plans	3.00	2.00	3.45	3.60	2.85	4.40
Rate of compensation increase	3.00	n/a	n/a	3.00	n/a	n/a
Pension increases	0.00-0.15	2.95	n/a	0.00-0.15	3.15	n/a
To determine net benefit expense for year:
Discount rate for pension plans	3.60	2.85	4.40	3.40	2.30	3.70
Rate of compensation increase	3.00	n/a	n/a	3.10	n/a	n/a
Pension increases	0.00-0.15	3.15	n/a	0.00-0.15	3.50	n/a
Health care trend rates:
Initial health care trend rate	5.36	n/a	6.50	5.42	n/a	6.50
Ultimate health care trend rate	4.50	n/a	5.00	4.50	n/a	5.00
Year ultimate health care trend rate reached	2030	n/a	2025	2030	n/a	2023

	2019			2018
	Canada	UK	U.S.	Canada	UK	U.S.
Mortality rates:
Life expectancy (in years) for individuals currently at age 65:
Male	23	23	22	23	24	23
Female	25	24	24	25	25	24
Life expectancy (in years) at 65 for individuals currently at age 45:
Male	24	25	24	24	25	24
Female	26	27	25	26	28	26
Average duration (in years) of pension obligation	16.7	16.6	13.4	17.3	16.9	12.2

Schedule of Effect of Percentage-Point Changes For Sensitives
The impact of changes in each key assumption may result in greater than proportional changes in sensitivities.

	Pension	Post-retirement benefits
Interest/discount rate sensitivity:(1)
1% decrease	$690	$36
1% increase	$(537)	$(30)
Rate of compensation increase assumption:
1% decrease	$(78)	n/a
1% increase	$81	n/a
Health care trend rate assumption:
1% decrease	n/a	$(14)
1% increase	n/a	$17
Mortality rates:(2)
10% decrease	$99	$7

(1) Represents a parallel shift in interest rates across the entire yield curve, resulting in a change in the discount rate assumption.
(2) Represents 10% decrease in mortality rates at each age.

Schedule of Allocation of Plan Assets
Composition of fair value of plan assets, December 31:

	2019	2018
Equity investments	3%	3%
Fixed income investments	77%	76%
Real estate investments	7%	8%
Qualifying insurance contract	8%	9%
Other	5%	4%
Total composition of fair value of plan assets	100%	100%

Schedule of Expected Contributions and Expected Future Benefit Payments
The following tables set forth the expected contributions and expected future benefit payments of the defined benefit pension and other post-retirement benefit plans:

	Pension	Post-retirement	Total
Expected contributions for the next 12 months	$84	$16	$100
Expected Future Benefit Payments

	2020	2021	2022	2023	2024	2025 to 2029
Pension	$149	$155	$159	$167	$170	$924
Post-retirement	16	16	17	17	17	93
Total	$165	$171	$176	$184	$187	$1,017